Unaudited Condensed Consolidated Interim Statements of Financial Position - EUR (€) € in Millions	Jun. 30, 2025	Dec. 31, 2024
Non-current assets
Goodwill	€ 2,105.1	€ 2,106.1
Intangible assets	2,474.4	2,472.9
Property, plant and equipment	585.6	591.1
Other non-current assets	7.3	8.6
Derivative financial instruments	1.9	4.3
Deferred tax assets	11.7	14.7
Total non-current assets	5,186.0	5,197.7
Current assets
Cash and cash equivalents	266.6	403.3
Inventories	461.1	441.5
Trade and other receivables	423.3	334.6
Current tax receivable	35.1	37.6
Derivative financial instruments	4.0	16.9
Total current assets	1,190.1	1,233.9
Total assets	6,376.1	6,431.6
Current liabilities
Trade and other payables	870.5	829.1
Current tax payable	213.3	226.7
Provisions	27.3	27.1
Loans and borrowings	29.9	26.0
Derivative financial instruments	21.7	14.4
Total current liabilities	1,162.7	1,123.3
Non-current liabilities
Loans and borrowings	2,072.5	2,151.4
Employee benefits	149.2	152.1
Other non-current liabilities	0.3	0.5
Provisions	2.6	2.7
Derivative financial instruments	141.8	46.4
Deferred tax liabilities	283.3	292.7
Total non-current liabilities	2,649.7	2,645.8
Total liabilities	3,812.4	3,769.1
Net assets	2,563.7	2,662.5
Equity attributable to equity holders
Share capital and capital reserve	1,227.7	1,316.4
Share based compensation reserve	13.2	26.2
Translation reserve	111.5	135.3
Other reserves	(32.6)	(14.9)
Retained earnings	1,243.9	1,199.5
Equity attributable to owners of parent	€ 2,563.7	€ 2,662.5